[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

February 1, 2016	92785.00004

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eaton Vance Unit Trust - Series 3

Ladies and Gentlemen:

On behalf of Eaton Vance Distributors, Inc., Depositor of the Eaton Vance Unit Trust - Series 3 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

This Trust is a unit investment trust with a two separate portfolios each consisting of shares of common stocks selected by the Depositor. The structure and operation of the Trust will be substantially similar to Eaton Vance Unit Trust - Series 1, which was sponsored by the Depositor and was filed and declared effective on November 9, 2015 (Registration No. 333-207018).

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the staff could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Registration Statement effective in mid-March 2016.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky

for PAUL HASTINGS LLP

Enclosures